COST OF SALES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
COST OF SALES

19.	COST OF SALES

Cost of sales are comprised of the following for the years ended:

	December 31, 2025	December 31, 2024	December 31, 2023
	$	$	$
Amortization	137,648	446,474	417,720
Hosting and software	69,860	102,942	80,538
Reagents	44,852	1,787,574	1,326,903
Shipping	14,975	71,322	49,790
Quality control	12,780	320,477	232,820
Other	15,474	176,635	173,980
	295,589	2,905,424	2,281,751